Overview and Description of the Company (Details) - shares	Jun. 30, 2011	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Stockholders' Equity, Reverse Stock Split	one for twenty three
Common Stock, Shares Authorized		500,000,000	50,000,000	50,000,000
Preferred Stock, Shares Authorized			0